FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Financial income
Income from interest, commission and fee	R$ 199,449	R$ 138,746	R$ 138,746
Income from financial investments	341,607	90,845	90,845
Reimbursement of ITAIPU charges	52,879		60,200
Additional moratorium on electricity	112,536		127,529
Interest income on dividends	61,546
Fees and fine	37,359		17,061
Other financial income	120,335		50,485
Total Financial income	925,711		484,866
Financial expenses
Debt charges	(821,076)	(492,628)	(492,628)
Leasing charges	(140,700)	(114,352)	(114,352)
Remuneration for Thermonuclear Plants Decommissioning Fund	(59,714)		(55,525)
Charges on shareholders funds	(2,293)	(143,106)	(143,106)
Other financial expenses	(251,723)		(273,180)
Total Financial expenses	(1,275,506)		(1,078,791)
Financial results, net
Monetary variations	(222,891)		326,290
Exchange variations	1,130,240		(600,932)
Derivatives financial instruments	(79,366)		284,796
Financial results, net	827,983		10,154
Financial result	R$ 478,188	R$ (583,771)	R$ (583,771)